Stock-Based Compensation Plans and Arrangements - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 47	$ 47	$ 56
Unrecognized compensation cost	19.00
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Offering period of employee stock purchase plan	12 months
Maximum contribution amount per employee to ESPP	$7,500 plus accrued interest
Shares of the company's common stock purchased by ESPP participants	218,389	192,755	278,266
SLM Corporation 2012 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	20,000,000
Grants Made Prior to 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	10 years
Grants Made since 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	5 years
Time Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest over three years
Time Vested Stock Options [Member] | Non Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest over three years
Time Vested Stock Options [Member] | Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest upon the director's election to the Board
Performance-Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest one-third per year for three years based on corporate earnings-related performance targets
Price Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest upon our common stock reaching a targeted closing price for a set number of days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	6,000,000
Unrecognized compensation cost	0.10
Vesting period	One-year
Percentage of discount available to employees under ESPP	15.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0.01
Weighted average period for total unrecognized compensation cost	1 month 6 days
Vesting period	Vest over three years and in some cases based on corporate earnings-related performance targets
Restricted Stock Units, RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	RSUs may be time-vested over three years or vested at grant but subject to transfer restrictions
Performance Stock Units, PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	PSUs vest based on corporate earnings-related performance targets over a three-year period